SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

	Year ended December 31,
	2024	2023	2022

North America (*)	$1,056,916	$938,534	$819,245
Europe	440,521	380,495	350,200
Latin America	66,721	64,492	56,712
Asia and others	196,492	178,144	161,509

	$1,760,650	$1,561,665	$1,387,666

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	December 31,
	2024	2023

Europe and Asia (*)	$516,499	$537,572
North America	11,517	19,918

	$528,016	$557,490